Operating Leases - Components of lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease cost:
Amortization of right-of-use assets	$ 4,766	$ 6,981	$ 4,022
Interest of lease liabilities	692	749	396
Expenses for short-term lease within 12 months	1,168	501	292
Total lease cost	$ 6,626	$ 8,231	$ 4,710